Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 19, 2015	May. 31, 2014	May. 31, 2012
Subsequent Event [Line Items]
Special cash dividend declared date		Apr. 17, 2012
Special cash dividend declared per share		$ 0.35	$ 0.3
Shareholdings record date		Aug. 31, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Special cash dividend declared date	Jul. 19, 2015
Special cash dividend declared per share	$ 0.4
Dividend payable date	2015-10
Aggregate amount of cash dividends to be paid	$ 63
Shareholdings record date	Sep. 04, 2015